Schedule of Investments (unaudited)	iShares® Global Industrials ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
Brambles Ltd.	86,347	$830,276
Computershare Ltd.	35,654	556,416
Qantas Airways Ltd.(a)	113,193	469,085
Transurban Group	189,564	1,804,908
		3,660,685
Brazil — 0.5%
CCR SA	69,114	202,801
Localiza Rent a Car SA	51,825	741,409
WEG SA	91,341	720,129
		1,664,339
Canada — 3.8%
CAE Inc.(a)	19,776	442,618
Canadian National Railway Co.	36,684	4,442,232
Canadian Pacific Kansas City Ltd.	57,284	4,626,826
Thomson Reuters Corp.	9,545	1,288,710
Waste Connections Inc.	15,845	2,264,528
WSP Global Inc.	7,692	1,016,233
		14,081,147
Denmark — 1.3%
AP Moller - Maersk A/S, Class A	184	320,841
AP Moller - Maersk A/S, Class B, NVS	345	606,595
DSV A/S	11,050	2,320,958
Vestas Wind Systems A/S(a)	62,141	1,652,163
		4,900,557
Finland — 0.6%
Kone OYJ, Class B	24,816	1,296,501
Metso OYJ	43,493	524,819
Wartsila OYJ Abp	29,989	338,155
		2,159,475
France — 7.3%
Airbus SE	37,934	5,484,565
Alstom SA	19,195	572,985
Bouygues SA	12,822	430,735
Bureau Veritas SA	18,004	493,940
Cie. de Saint-Gobain	31,821	1,937,465
Eiffage SA	4,825	503,771
Getlink SE	25,017	425,736
Legrand SA	16,418	1,628,729
Safran SA	21,558	3,378,347
Schneider Electric SE	35,143	6,384,662
Teleperformance	3,669	615,490
Thales SA	6,440	964,898
Vinci SA	32,704	3,800,055
		26,621,378
Germany — 4.0%
Brenntag SE	9,591	748,271
Daimler Truck Holding AG	31,810	1,146,500
Deutsche Post AG, Registered	60,994	2,980,304
GEA Group AG	10,355	433,523
MTU Aero Engines AG	3,255	844,246
Rheinmetall AG	2,707	741,589
Siemens AG, Registered	46,393	7,733,754
		14,628,187
Hong Kong — 0.6%
CK Hutchison Holdings Ltd.	166,520	1,016,328
Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	111,500	$1,219,320
		2,235,648
Ireland — 0.3%
Kingspan Group PLC	9,601	639,079
Ryanair Holdings PLC, ADR(a)(b)	5,796	641,038
		1,280,117
Italy — 0.2%
Prysmian SpA	16,663	696,908

Japan — 14.5%
AGC Inc.	14,200	510,858
ANA Holdings Inc.(a)	29,900	712,227
Central Japan Railway Co.	12,700	1,591,200
Dai Nippon Printing Co. Ltd.	16,100	457,331
Daifuku Co. Ltd.	23,000	473,703
Daikin Industries Ltd.	18,100	3,708,786
East Japan Railway Co.	23,200	1,286,520
FANUC Corp.	59,000	2,071,233
Hankyu Hanshin Holdings Inc.	15,100	499,268
Hitachi Ltd.	58,000	3,606,237
ITOCHU Corp.	90,900	3,610,688
Japan Airlines Co. Ltd.	27,200	589,790
Kajima Corp.	28,800	434,840
Kintetsu Group Holdings Co. Ltd.	11,500	398,271
Komatsu Ltd.	60,100	1,625,585
Kubota Corp.	69,500	1,017,402
Makita Corp.	17,200	486,180
Marubeni Corp.	104,600	1,782,802
Mitsubishi Corp.	89,700	4,336,717
Mitsubishi Electric Corp.	131,500	1,858,995
Mitsubishi Heavy Industries Ltd.	20,900	976,140
Mitsui & Co. Ltd.	95,300	3,606,898
Nidec Corp.	32,700	1,801,947
Nippon Yusen KK	31,800	706,235
Obayashi Corp.	45,400	392,634
Odakyu Electric Railway Co. Ltd.	21,200	284,073
Recruit Holdings Co. Ltd.	104,300	3,328,768
Secom Co. Ltd.	13,400	906,892
SG Holdings Co. Ltd.	29,800	425,075
SMC Corp.	3,800	2,111,895
Sumitomo Corp.	77,000	1,633,552
Taisei Corp.	11,300	394,803
Tokyu Corp.	38,900	469,168
Toppan Inc.	21,900	473,295
Toshiba Corp.	26,600	834,690
TOTO Ltd.	9,900	299,340
Toyota Industries Corp.	12,800	917,045
Toyota Tsusho Corp.	14,700	734,648
West Japan Railway Co.	15,100	628,040
Yamato Holdings Co. Ltd.	20,900	378,829
Yaskawa Electric Corp.	16,400	756,091
		53,118,691
Netherlands — 1.1%
Ferrovial SE	30,517	964,706
IMCD NV	3,587	516,209
Randstad NV	7,765	409,524
Wolters Kluwer NV	15,887	2,017,227
		3,907,666

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.3%
LG Energy Solution(a)	2,584	$1,089,394

Spain — 0.3%
ACS Actividades de Construccion y Servicios SA	13,381	470,527
Aena SME SA(c)	4,566	738,992
		1,209,519
Sweden — 3.2%
Alfa Laval AB	18,067	659,041
Assa Abloy AB, Class B	61,027	1,466,904
Atlas Copco AB, Class A	157,026	2,266,965
Atlas Copco AB, Class B	95,944	1,196,276
Epiroc AB, Class A	38,909	737,009
Epiroc AB, Class B	23,795	385,133
Nibe Industrier AB, Class B	94,063	894,384
Sandvik AB	67,152	1,311,088
Skanska AB, Class B	25,079	351,870
SKF AB, Class B	23,247	405,091
Volvo AB, Class B	97,747	2,022,875
		11,696,636
Switzerland — 2.6%
ABB Ltd., Registered	105,185	4,138,065
Adecco Group AG, Registered	10,469	342,874
Geberit AG, Registered	2,155	1,129,400
Kuehne + Nagel International AG, Registered	3,453	1,022,871
Schindler Holding AG, Participation Certificates, NVS	2,531	594,295
Schindler Holding AG, Registered	1,225	275,756
SGS SA	9,422	891,330
Siemens Energy AG(a)	30,492	539,154
VAT Group AG(c)	1,667	690,495
		9,624,240
United Kingdom — 4.8%
Ashtead Group PLC	27,648	1,916,859
BAE Systems PLC	187,994	2,216,681
Bunzl PLC	20,641	786,588
CNH Industrial NV	60,685	875,236
DCC PLC	6,459	361,326
Experian PLC	59,847	2,296,986
IMI PLC	17,517	365,407
Intertek Group PLC	9,971	540,507
Melrose Industries PLC	84,577	544,937
RELX PLC	121,987	4,069,569
Rentokil Initial PLC	155,325	1,214,440
Rolls-Royce Holdings PLC(a)	517,405	994,971
Smiths Group PLC	21,939	459,002
Spirax-Sarco Engineering PLC	4,531	597,204
Weir Group PLC (The)	16,577	370,092
		17,609,805
United States — 53.1%
3M Co.	33,946	3,397,655
A O Smith Corp.	7,672	558,368
Alaska Air Group Inc.(a)	7,956	423,100
Allegion PLC	5,453	654,469
American Airlines Group Inc.(a)(b)	40,840	732,670
AMETEK Inc.	14,181	2,295,620
Automatic Data Processing Inc.	25,419	5,586,842
Axon Enterprise Inc.(a)	4,316	842,138
Boeing Co. (The)(a)	34,887	7,366,739
Broadridge Financial Solutions Inc.	7,229	1,197,339
Carrier Global Corp.	51,372	2,553,702
Security	Shares	Value

United States (continued)
Caterpillar Inc.	31,794	$7,822,914
Ceridian HCM Holding Inc.(a)	9,539	638,827
CH Robinson Worldwide Inc.	7,169	676,395
Cintas Corp.	5,333	2,650,928
Copart Inc.(a)	26,392	2,407,214
CSX Corp.	125,104	4,266,046
Cummins Inc.	8,708	2,134,853
Deere & Co.	16,593	6,723,318
Delta Air Lines Inc.(a)	39,549	1,880,159
Dover Corp.	8,682	1,281,897
Eaton Corp. PLC	24,528	4,932,581
Emerson Electric Co.	35,166	3,178,655
Equifax Inc.	7,544	1,775,103
Expeditors International of Washington Inc.	9,402	1,138,864
Fastenal Co.	35,139	2,072,850
FedEx Corp.	14,229	3,527,369
Fortive Corp.	21,754	1,626,547
Generac Holdings Inc.(a)(b)	3,849	574,001
General Dynamics Corp.	13,839	2,977,461
General Electric Co.	67,181	7,379,833
Honeywell International Inc.	41,052	8,518,290
Howmet Aerospace Inc.	22,881	1,133,982
Huntington Ingalls Industries Inc.	2,506	570,366
IDEX Corp.	4,620	994,501
Illinois Tool Works Inc.	17,061	4,267,980
Ingersoll Rand Inc.	24,896	1,627,203
Jacobs Solutions Inc., NVS	7,756	922,111
JB Hunt Transport Services Inc.	5,138	930,132
Johnson Controls International PLC	42,096	2,868,421
L3Harris Technologies Inc.	11,676	2,285,810
Leidos Holdings Inc.	8,495	751,638
Lockheed Martin Corp.	13,905	6,401,584
Masco Corp.	13,976	801,943
Nordson Corp.	3,340	828,921
Norfolk Southern Corp.	14,007	3,176,227
Northrop Grumman Corp.	8,807	4,014,231
Old Dominion Freight Line Inc.(b)	5,517	2,039,911
Otis Worldwide Corp.	25,443	2,264,681
PACCAR Inc.	32,157	2,689,933
Parker-Hannifin Corp.	7,893	3,078,586
Paychex Inc.	19,741	2,208,426
Paycom Software Inc.	3,001	964,041
Pentair PLC	10,221	660,277
Quanta Services Inc.	8,932	1,754,691
Raytheon Technologies Corp.	90,142	8,830,310
Republic Services Inc.	12,649	1,937,447
Robert Half International Inc.	6,672	501,868
Rockwell Automation Inc.	7,065	2,327,564
Rollins Inc.	14,352	614,696
Snap-on Inc.	3,236	932,583
Southwest Airlines Co.	36,919	1,336,837
Stanley Black & Decker Inc.	9,422	882,936
Textron Inc.	12,409	839,221
Trane Technologies PLC	14,036	2,684,525
TransDigm Group Inc.	3,209	2,869,392
Union Pacific Corp.	37,614	7,696,577
United Airlines Holdings Inc.(a)	20,185	1,107,551
United Parcel Service Inc., Class B	44,714	8,014,984
United Rentals Inc.	4,257	1,895,940
Verisk Analytics Inc.	8,910	2,013,927

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Waste Management Inc.	22,804	$3,954,670
Westinghouse Air Brake Technologies Corp.	11,015	1,208,015
WW Grainger Inc.	2,734	2,156,005
Xylem Inc./NY	14,722	1,657,992
		194,491,383
Total Long-Term Investments — 99.5%
(Cost: $374,579,637)		364,675,775

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(d)(e)(f)	1,803,616	1,803,976
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(d)(e)	770,000	770,000

Total Short-Term Securities — 0.7%
(Cost: $2,574,393)		2,573,976

Total Investments — 100.2%
(Cost: $377,154,030)		367,249,751

Liabilities in Excess of Other Assets — (0.2)%		(850,693)

Net Assets — 100.0%		$366,399,058
(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,819,037	$—		$(2,014,156	)(a)	$(1,140)	$235	$1,803,976	1,803,616	$2,053	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	460,000	(a)	—		—	—	770,000	770,000	10,832		—
						$(1,140)	$235	$2,573,976		$12,885		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	2	09/07/23	$319	$6,881
Euro STOXX 50 Index	5	09/15/23	242	1,582
XAI Industrial Index	10	09/15/23	1,091	38,762
				$47,225

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$211,842,613	$152,833,162	$—	$364,675,775
Short-Term Securities
Money Market Funds	2,573,976	—	—	2,573,976
	$214,416,589	$152,833,162	$—	$367,249,751
Derivative Financial Instruments(a)
Assets
Equity Contracts	$38,762	$8,463	$—	$47,225

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

4